Notes relating to the unaudited condensed consolidated interim statement of financial position - Share-based payments - Overview (Details)		6 Months Ended
	Jun. 28, 2018 EUR (€)	Jun. 30, 2018 EUR (€) EquityInstruments Y	Jun. 30, 2017 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | EquityInstruments		178,900
Average fair value of options		€ 37.29
Share price		72.00
Exercise price		€ 80.82
Expected volatility		45.50%
Average expected option life (in years) | Y		10
Riskfree interest rate		0.72%
Total share based payment expense		€ 8,800,000	€ 1,900,000
Acceptance period	60 years
Vesting period		24 months
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of options	€ 6,700,000
Contractual term	10 years
Vesting percentage	100.00%
Vesting period	10 years
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of options	€ 4,700,000
Contractual term	5 years
Vesting percentage	100.00%
Vesting period	5 years